Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of financing and interest

	Years Ended December 31
	2019	2018
Interest on bank loan	$20,376	$15,637
Interest on long-term notes	86,431	88,681
Interest on lease obligations	610	—
Non-cash financing	4,735	3,854
Accretion of asset retirement obligations (note 12)	13,713	10,914
Financing and interest	$125,865	$119,086